Long-Term Debt	12 Months Ended
Dec. 31, 2015
Long-term Debt, Unclassified [Abstract]
Long-Term Debt
Debt

Debt at December 31, 2015 and 2014 consists of the following (in thousands):

		2015	2014
(1)	Mortgage note payable, 5.56%, paid in full on March 6, 2015	$—	$30,508
(2)	Mortgage note payable, 5.39%, paid in full on July 31, 2015	—	4,960
(3)	Mortgage notes payable, 5.77%, paid in full on August 6, 2015	—	62,842
(4)	Mortgage notes payable, 5.84%, paid in full on December 7, 2015	—	35,515
(5)	Note payable, 2.50%, due April 21, 2016	1,850	1,850
(6)	Mortgage notes payable, 6.37%, due June 1, 2016	24,754	25,607
(7)	Mortgage notes payable, 6.10%, due October 1, 2016	22,235	23,000
(8)	Mortgage notes payable, 6.02%, due October 6, 2016	16,738	17,319
(9)	Mortgage note payable, 6.06%, due March 1, 2017	9,381	9,693
(10)	Mortgage note payable, 6.07%, due April 6, 2017	9,667	9,985
(11)	Mortgage notes payable, 5.73%-5.95%, due May 1, 2017	31,603	32,662
(12)	Mortgage notes payable, 4.00%, due July 6, 2017	93,616	97,248
(13)	Mortgage note payable, 5.29%, due July 8, 2017	3,455	3,604
(14)	Mortgage notes payable, 5.86% due August 1, 2017	22,931	23,681
(15)	Mortgage note payable, 6.19%, due February 1, 2018	13,171	13,849
(16)	Mortgage note payable, 7.37%, due July 15, 2018	4,813	6,205
(17)	Unsecured revolving variable rate credit facility, LIBOR + 1.25%, due April 24, 2019	196,000	62,000
(18)	Unsecured term loan payable, LIBOR + 1.40%, $300,000 fixed through interest rate swaps at a blended rate of 2.71% through April 5, 2019, due April 24, 2020	350,000	285,000
(19)	Senior unsecured notes payable, 7.75%, due July 15, 2020	250,000	250,000
(20)	Senior unsecured notes payable, 5.75%, due August 15, 2022	350,000	350,000
(21)	Senior unsecured notes payable, 5.25%, due July 15, 2023	275,000	275,000
(22)	Senior unsecured notes payable, 4.50%, due April 1, 2025	300,000	—
(23)	Bonds payable, variable rate, due October 1, 2037	24,995	24,995
	Less: deferred financing costs, net	(18,289)	(15,773)
	Total	$1,981,920	$1,629,750

(1) The Company’s mortgage note payable was prepaid in full on March 6, 2015 prior to its maturity date of June 5, 2015. The note was secured by one entertainment retail center.

(2) The Company's mortgage note payable was paid in full on July 31, 2015 prior to its maturity date of November 1, 2015. The note was secured by one theatre property.

(3) The Company’s mortgage notes payable were paid in full on August 6, 2015 prior to the maturity date of November 6, 2015. The notes were secured by six theatre properties.

(4) The Company’s mortgage notes payable were paid in full on December 7, 2015 prior to the maturity date of March 6, 2016. The notes were secured by two theatre properties.

(5) On April 21, 2014, the Company assumed a note payable in conjunction with the acquisition of 11 theatre properties. The carrying value of the note approximated fair value on the date of acquisition. The note requires quarterly interest payments of approximately $12 thousand with principal payment due at maturity.

(6) The Company’s mortgage notes payable are secured by two theatre properties, which had a net book value of approximately $30.3 million at December 31, 2015. The notes had initial balances totaling $31.0 million and the monthly payments are based on a 25-year amortization schedule. The notes require monthly principal and interest payments totaling approximately $207 thousand with a final principal payment at maturity totaling approximately $24.4 million.

(7) The Company’s mortgage notes payable are secured by four theatre properties, which had a net book value of approximately $25.6 million at December 31, 2015. The notes had initial balances totaling $27.8 million and the monthly payments are based on a 25-year amortization schedule. The notes require monthly principal and interest payments totaling approximately $180 thousand with a final principal payment at maturity totaling approximately $21.6 million.

(8) The Company’s mortgage notes payable are secured by three theatre properties, which had a net book value of approximately $18.3 million at December 31, 2015. The notes had initial balances totaling $20.9 million and the monthly payments are based on a 25-year amortization schedule. The notes require monthly principal and interest payments totaling approximately $135 thousand with a final principal payment at maturity totaling approximately $16.2 million.
(9) The Company’s mortgage note payable is secured by one theatre property, which had a net book value of approximately $8.9 million at December 31, 2015. The note had an initial balance of $11.6 million and the monthly payments are based on a 25-year amortization schedule. The note requires monthly principal and interest payments of approximately $75 thousand with a final principal payment at maturity of approximately $9.0 million.

(10) The Company’s mortgage note payable is secured by one theatre property, which had a net book value of approximately $8.3 million at December 31, 2015. The note had an initial balance of $11.9 million and the monthly payments are based on a 30-year amortization schedule. The note requires monthly principal and interest payments of approximately $77 thousand with a final principal payment at maturity of approximately $9.2 million.

(11) The Company’s mortgage notes payable are secured by four theatre properties, which had a net book value of approximately $28.9 million at December 31, 2015. The notes had initial balances totaling $38.9 million and the monthly payments are based on a 25-year amortization schedule. The notes require monthly principal and interest payments totaling approximately $247 thousand with a final principal payment at maturity totaling approximately $30.0 million. The weighted average interest rate on these notes is 5.85%.

(12) On April 21, 2014, the Company assumed a mortgage note payable of $90.3 million in conjunction with the acquisition of 11 theatre properties. The mortgage note was recorded at fair value upon acquisition which was estimated to be $99.6 million. The fair value of this mortgage note was determined by discounting the future cash flows of the mortgage note using an estimated current market rate of 4.00%. The mortgage note is secured by 11 theatre properties, which had a net book value of approximately $119.0 million at December 31, 2015. The monthly payments are based on a 10-year amortization schedule and the mortgage note requires monthly principal and interest payments of approximately $635 thousand with a final principal payment at maturity of approximately $85.1 million.

(13) On March 3, 2011, the Company assumed a mortgage note payable of $3.8 million in conjunction with the acquisition of a theatre property. The note was recorded at fair value upon acquisition which was estimated to be $4.1 million. The fair value of the note was determined by discounting the future cash flows of the note using an estimated current market rate of 5.29%. The note is secured by one theatre property, which had a net book value of approximately $8.1 million at December 31, 2015. The monthly payments are based on a 25-year amortization schedule and the note requires monthly principal and interest payments of approximately $28 thousand with a final principal payment at maturity of approximately $3.2 million.

(14) The Company’s mortgage notes payable due August 1, 2017 are secured by two theatre properties, which had a net book value of approximately $25.5 million at December 31, 2015. The notes had initial balances totaling $28.0 million and the monthly payments are based on a 25-year amortization schedule. The notes require monthly principal and interest payments totaling approximately $178 thousand with a final principal payment at maturity totaling approximately $21.7 million.

(15) The Company’s mortgage note payable due February 1, 2018 is secured by one theatre property which had a net book value of approximately $19.2 million at December 31, 2015. The mortgage loan had an initial balance of $17.5 million and the monthly payments are based on a 20-year amortization schedule. The note requires monthly principal and interest payments of approximately $127 thousand with a final principal payment at maturity of approximately $11.6 million.

(16) The Company’s mortgage note payable due July 15, 2018 is secured by one theatre property, which had a net book value of approximately $17.1 million at December 31, 2015. The note had an initial balance of $18.9 million and the monthly payments are based on a 20-year amortization schedule. The notes require monthly principal and interest payments of approximately $151 thousand with a final principal payment at maturity of approximately $843 thousand. On February 18, 2016, this loan was prepaid in full.

(17) The Company's unsecured revolving credit facility (the facility) bears interest at LIBOR plus 1.25%, which was 1.57% on December 31, 2015. Interest is payable monthly. On April 24, 2015, the Company amended, restated and combined its unsecured revolving credit and term loan facilities. The amendments to the unsecured revolving portion of the new credit facility, among other things, (i) increase the initial amount from $535.0 million to $650.0 million, (ii) extend the maturity date from July 23, 2017, to April 24, 2019 (with the Company having the same right as before to extend the loan for one additional year, subject to certain terms and conditions) and (iii) lower the interest rate and facility fee pricing based on a grid related to the Company's senior unsecured credit ratings which at closing was LIBOR plus 1.25% and 0.25%, respectively. In connection with the amendment, $243 thousand of deferred financing costs (net of accumulated amortization) were written off during the year ended December 31, 2015. As of December 31, 2015, the Company had $196.0 million outstanding under the facility and total availability under the revolving credit facility was $454.0 million. In addition, there is a $1.0 billion accordion feature on the combined unsecured revolving credit and term loan facility that increases the maximum borrowing amount available under the combined facility, subject to lender approval, from $1.0 billion to $2.0 billion.

(18) The Company's unsecured term loan payable bears interest at LIBOR plus 1.40%, which was 1.82% on December 31, 2015. Interest is payable monthly. On April 24, 2015, the Company amended, restated and combined its unsecured revolving credit and term loan facilities. The amendments to the unsecured term loan portion of the new facility, among other things, (i) increase the initial amount from $285.0 million to $350.0 million, (ii) extend the maturity date from July 23, 2018 to April 24, 2020 and (iii) lower the interest rate at all senior unsecured credit rating tiers which was LIBOR plus 1.40% at closing. In addition, there is a $1.0 billion accordion feature on the combined unsecured revolving credit and term loan facility that increases the maximum borrowing amount available under the combined facility, subject to lender approval, from $1.0 billion to $2.0 billion.

(19) On June 30, 2010, the Company issued $250.0 million in senior unsecured notes due on July 15, 2020. The notes bear interest at 7.75%. Interest is payable on July 15 and January 15 of each year beginning on January 15, 2011 until the stated maturity date of July 15, 2020. The notes were issued at 98.29% of their principal amount and are guaranteed by certain of the Company’s subsidiaries. The notes contain various covenants, including: (i) a limitation on incurrence of any debt that would cause the ratio of the Company’s debt to adjusted total assets to exceed 60%; (ii) a limitation on incurrence of any secured debt which would cause the ratio of the Company’s secured debt to adjusted total assets to exceed 40%; (iii) a limitation on incurrence of any debt which would cause the Company’s debt service coverage ratio to be less than 1.5 times; and (iv) the maintenance at all times of total unencumbered assets not less than 150% of the Company’s outstanding unsecured debt.

(20) On August 8, 2012, the Company issued $350.0 million in senior unsecured notes due on August 15, 2022. The notes bear interest at 5.75%. Interest is payable on February 15 and August 15 of each year beginning on February 15, 2013 until the stated maturity date of August 15, 2022. The notes were issued at 99.998% of their principal amount and are guaranteed by certain of the Company’s subsidiaries. The notes contain various covenants, including: (i) a limitation on incurrence of any debt that would cause the ratio of the Company’s debt to adjusted total assets to exceed 60%; (ii) a limitation on incurrence of any secured debt which would cause the ratio of the Company’s secured debt to adjusted total assets to exceed 40%; (iii) a limitation on incurrence of any debt which would cause the Company’s debt service coverage ratio to be less than 1.5 times; and (iv) the maintenance at all times of total unencumbered assets not less than 150% of the Company’s outstanding unsecured debt.

(21) On June 18, 2013, the Company issued $275.0 million in senior unsecured notes due on July 15, 2023. The notes bear interest at 5.25%. Interest is payable on January 15 and July 15 of each year beginning on January 15, 2014 until the stated maturity date of July 15, 2023. The notes were issued at 99.546% of their principal amount and are guaranteed by certain of the Company’s subsidiaries. The notes contain various covenants, including: (i) a limitation on incurrence of any debt that would cause the ratio of the Company’s debt to adjusted total assets to exceed 60%; (ii) a limitation on incurrence of any secured debt which would cause the ratio of the Company’s secured debt to adjusted total assets to exceed 40%; (iii) a limitation on incurrence of any debt which would cause the Company’s debt service coverage ratio to be less than 1.5 times and (iv) the maintenance at all times of the Company's total unencumbered assets such that they are not less than 150% of the Company’s outstanding unsecured debt.

(22) On March 16, 2015, the Company issued $300.0 million in aggregate principal amount of senior notes due on April 1, 2025 pursuant to an underwritten public offering. The notes bear interest at an annual rate of 4.50%. Interest is payable on April 1 and October 1 of each year beginning on October 1, 2015 until the stated maturity date of April 1, 2025. The notes were issued at 99.638% of their face value and are unsecured and guaranteed by certain of the Company’s subsidiaries. The notes contain various covenants, including: (i) a limitation on incurrence of any debt which would cause the ratio of the Company’s debt to adjusted total assets to exceed 60%; (ii) a limitation on incurrence of any secured debt which would cause the ratio of the Company’s secured debt to adjusted total assets to exceed 40%; (iii) a limitation on incurrence of any debt which would cause the Company’s debt service coverage ratio to be less than 1.5 times and (iv) the maintenance at all times of the Company's total unencumbered assets such that they are not less than 150% of the Company’s outstanding unsecured debt.

(23) The Company’s bonds payable due October 1, 2037 are secured by three theatres, which had a net book value of approximately $22.5 million at December 31, 2015, and bear interest at a variable rate which resets on a weekly basis and was 0.01% at December 31, 2015. The bonds requires monthly interest only payments with principal due at maturity.

Certain of the Company’s debt agreements contain customary restrictive covenants related to financial and operating performance as well as certain cross-default provisions. The Company was in compliance with all financial covenants at December 31, 2015.

Principal payments due on long-term debt obligations subsequent to December 31, 2015 (without consideration of any extensions) are as follows (in thousands):

Amount
Year:
2016	$75,514
2017	165,319
2018	13,381
2019	196,000
2020	600,000
Thereafter	949,995
Less: deferred financing costs, net	(18,289)
Total	$1,981,920

The Company capitalizes a portion of interest costs as a component of property under development. The following is a summary of interest expense, net for the years ended December 31, 2015, 2014 and 2013 (in thousands):

	2015	2014	2013
Interest on loans	$92,140	$82,839	$78,292
Amortization of deferred financing costs	4,588	4,248	4,041
Credit facility and letter of credit fees	1,759	1,735	1,510
Interest cost capitalized	(18,547)	(7,525)	(2,763)
Interest income	(25)	(27)	(53)
Less: interest income of discontinued operations	—	—	29
Interest expense, net	$79,915	$81,270	$81,056